Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Work in progress	$ 32	$ 1,387
Finished goods and goods for resale	1,070,897	664,789
Provision for impairment	(143,243)	(36,022)
Inventories	$ 927,686	$ 630,154	[1]

[1]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.